Revenue - Summary of Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [line items]
Revenue from contract with customers	¥ 66,887	¥ 58,470	¥ 120,796
Revenue	67,127	58,727	120,986
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	55,893	45,222	79,868
International [member]
Disclosure of revenue [line items]
Revenue from contract with customers	10,553	12,759	37,082
Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	441	489	3,846
Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	66,887	58,470	120,796
Unallocated [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,006	1,499	2,052
Eliminations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	(1,006)	(1,499)	(2,052)
Passenger [member]
Disclosure of revenue [line items]
Revenue from contract with customers	54,105	49,215	110,416
Cargo And Mail [member]
Disclosure of revenue [line items]
Revenue from contract with customers	8,309	4,895	3,826
Ground Service [member]
Disclosure of revenue [line items]
Revenue from contract with customers	756	818	1,180
Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,602	1,336	2,889
Rental Income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	240	257	190
Ticket Cancellation and Commission [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,115	2,206	2,485
Airline transportation operations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	66,572	58,168	119,176
Airline transportation operations [member] | Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	55,578	44,920	78,248
Airline transportation operations [member] | International [member]
Disclosure of revenue [line items]
Revenue from contract with customers	10,553	12,759	37,082
Airline transportation operations [member] | Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	441	489	3,846
Airline transportation operations [member] | Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	66,572	58,168	119,176
Airline transportation operations [member] | Unallocated [member]
Disclosure of revenue [line items]
Revenue from contract with customers	0
Airline transportation operations [member] | Eliminations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	0
Airline transportation operations [member] | Passenger [member]
Disclosure of revenue [line items]
Revenue from contract with customers	54,105	49,215	110,416
Airline transportation operations [member] | Cargo And Mail [member]
Disclosure of revenue [line items]
Revenue from contract with customers	8,309	4,895	3,826
Airline transportation operations [member] | Ground Service [member]
Disclosure of revenue [line items]
Revenue from contract with customers	756	818	1,180
Airline transportation operations [member] | Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,287	1,034	1,269
Airline transportation operations [member] | Ticket Cancellation and Commission [member]
Disclosure of revenue [line items]
Revenue from contract with customers	2,115	2,206	2,485
Other Operation [member]
Disclosure of revenue [line items]
Revenue from contract with customers	315	302	1,620
Other Operation [member] | Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [member]
Disclosure of revenue [line items]
Revenue from contract with customers	315	302	1,620
Other Operation [member] | Operating segments [member]
Disclosure of revenue [line items]
Revenue from contract with customers	315	302	1,620
Other Operation [member] | Unallocated [member]
Disclosure of revenue [line items]
Revenue from contract with customers	1,006	1,499	2,052
Other Operation [member] | Eliminations [member]
Disclosure of revenue [line items]
Revenue from contract with customers	(1,006)	(1,499)	(2,052)
Other Operation [member] | Other income [member]
Disclosure of revenue [line items]
Revenue from contract with customers	315	302	1,620
Contracts with customers [member]
Disclosure of revenue [line items]
Revenue from contract with customers	¥ 66,887	¥ 58,470	¥ 120,796